Segment Information (Performance of the Reportable Segments Based on Property Level Operating Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total revenue	$ 171,016	$ 161,286	$ 165,931	$ 171,727	$ 172,101	$ 163,561	$ 153,967	$ 146,838	$ 669,960	$ 636,467	$ 651,585
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Interest expense									(87,642)	(82,180)	(102,958)
Loss on debt extinguishment									0	(49)	(27,099)
Development service fee income									73,224	82,673	12,941
Development service fee expense									(134,825)	(85,805)	(12,165)
Depreciation and amortization expense									(161,881)	(156,085)	(185,778)
Impairment - real estate assets									(32,431)	(3,946)	(3,879)
Gain on property dispositions									81,514	100,387	219,270
Equity in earnings of unconsolidated joint ventures									21,382	17,155	21,970
General and administrative expense									(53,734)	(56,101)	(62,963)
Other operating expenses									(1,795)	(5,066)	(1,016)
Income taxes									(7,258)	(1,893)	(1,874)
Income from continuing operations	$ 54,631	$ 44,873	$ 8,157	$ 41,125	$ 105,645	$ 54,516	$ 41,500	$ 34,078	148,786	235,739	329,411
Operating Segments
Segment Reporting Information [Line Items]
Total revenue									687,851	671,280	734,050
Net operating income									488,939	466,509	493,129
Operating Segments | Carolinas/Richmond
Segment Reporting Information [Line Items]
Total revenue									79,271	74,158	66,270
Net operating income									58,722	54,652	47,872
Operating Segments | Chicago/Minneapolis
Segment Reporting Information [Line Items]
Total revenue									67,551	64,706	84,028
Net operating income									41,945	40,346	47,289
Operating Segments | Cincinnati/Columbus/Indianapolis [Member]
Segment Reporting Information [Line Items]
Total revenue									17,929	18,762	17,612
Net operating income									11,860	13,011	12,064
Operating Segments | Dallas [Member]
Segment Reporting Information [Line Items]
Total revenue									19,756	15,104	12,966
Net operating income									12,914	9,367	8,281
Operating Segments | Florida
Segment Reporting Information [Line Items]
Total revenue									64,486	59,526	99,733
Net operating income									45,467	41,195	65,273
Operating Segments | Houston
Segment Reporting Information [Line Items]
Total revenue									64,968	59,957	59,582
Net operating income									38,416	33,034	33,715
Operating Segments | Lehigh/Central PA
Segment Reporting Information [Line Items]
Total revenue									156,629	163,026	141,046
Net operating income									115,232	120,292	103,645
Operating Segments | Philadelphia
Segment Reporting Information [Line Items]
Total revenue									44,387	45,504	41,838
Net operating income									37,349	36,353	33,481
Operating Segments | Southern California
Segment Reporting Information [Line Items]
Total revenue									30,939	13,856	11,019
Net operating income									24,492	10,238	7,100
Operating Segments | United Kingdom
Segment Reporting Information [Line Items]
Total revenue									17,193	13,917	13,376
Net operating income									15,999	13,744	11,369
Operating Segments | Other
Segment Reporting Information [Line Items]
Total revenue									124,742	142,764	186,580
Net operating income									86,543	94,277	123,040
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Total revenue									(130)	(140)	(283)
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Interest expense									(95,442)	(91,096)	(115,077)
Loss on debt extinguishment										(49)	(27,099)
Development service fee income									73,224	82,673	12,941
Development service fee expense									(134,825)	(85,805)	(12,165)
Depreciation and amortization expense									(129,048)	(132,613)	(152,556)
Impairment - real estate assets									(39,688)	(10,632)	(3,879)
Gain on property dispositions									81,514	100,387	219,270
Equity in earnings of unconsolidated joint ventures									21,382	17,155	21,970
General and administrative expense									(53,834)	(55,919)	(63,181)
Other operating expenses									(11,994)	(6,167)	(5,017)
Discontinued operations excluding gain on property dispositions									(40,658)	(39,728)	(36,734)
Income taxes									(4,701)	(240)	47
Other									$ (6,083)	$ (8,736)	$ (2,238)